Fair Value Measurements - Reconciliation of Company's Liabilities Measured at Fair Value on Recurring Basis Using Unobservable Inputs (Level 3) (Detail) (Significant Unobservable Inputs (Level 3) [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock warrant liability, Beginning balance	$ 928	$ 1,130
Decrease in fair value recorded in other income		(202)
Fair value reclassified to additional paid-in capital in connection with the IPO on April 15, 2014	(928)
Preferred stock warrant liability, Ending Balance		928
Preferred Stock Warrant, Series B [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock warrant liability, Beginning balance	4	7
Decrease in fair value recorded in other income		(3)
Fair value reclassified to additional paid-in capital in connection with the IPO on April 15, 2014	(4)
Preferred stock warrant liability, Ending Balance		4
Preferred Stock Warrant, Series C [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock warrant liability, Beginning balance	386	500
Decrease in fair value recorded in other income		(114)
Fair value reclassified to additional paid-in capital in connection with the IPO on April 15, 2014	(386)
Preferred stock warrant liability, Ending Balance		386
Preferred Stock Warrant, Series D [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock warrant liability, Beginning balance	538	623
Decrease in fair value recorded in other income		(85)
Fair value reclassified to additional paid-in capital in connection with the IPO on April 15, 2014	(538)
Preferred stock warrant liability, Ending Balance		$ 538